Prepaid Consulting (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Prepaid Consulting [Line Items]
Exercise price, Per share		$ 0.3817		$ 0.3817		$ 0.41
Compensation recognized as contributed capital				$ 847,300			$ 847,300
Former Chairman Options [Member]
Prepaid Consulting [Line Items]
Shares issued for prepaid consulting fees (in shares)	5,750,000
Stock option expiration period	2 years
Compensation recognized as contributed capital	$ 847,300
Fair value assumptions, Method used	Binomial Option model
Expected term	5 years
Exercise price range, Lower range limit	$ 0.30
Exercise price range, Upper range limit	$ 0.46
Fair value assumptions, Risk free interest rate, Minimum	0.25%
Fair value assumptions, Risk free interest rate, Maximum	0.30%
Fair value assumptions, Expected volatility rate, Minimum	89.348%
Fair value assumptions, Expected volatility rate, Maximum	90.201%
Consulting fees		$ 0	$ 266,684	$ 81,547	$ 539,298	$ 1,081,553	$ 403,071
Unamortized prepaid consulting expense						$ 81,547
Former Chairman Options [Member] | Exercise Price One [Member]
Prepaid Consulting [Line Items]
Shares issued for prepaid consulting fees (in shares)	3,750,000
Exercise price, Per share	$ 0.295
Former Chairman Options [Member] | Exercise Price Two [Member]
Prepaid Consulting [Line Items]
Shares issued for prepaid consulting fees (in shares)	2,000,000
Exercise price, Per share	$ 0.48